Deposits (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Scheduled maturities of time deposits
2015	$ 2,177,266,000
2016	203,928,000
2017	76,206,000
2018	23,481,000
2019	1,751,000
Thereafter	60,000
Total time, certificates of deposit	2,482,692,000	2,651,303,000
Time Deposits 250,000 or exceed	1,027,000	1,076,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	631,083,000
Due after 3 months and within 6 months	409,400,000
Due after 6 months and within 12 months	443,860,000
Due after 12 months	215,795,000
Total	$ 1,700,138,000